SUPPLEMENT DATED OCTOBER 5, 2026
To the Prospectuses and Summary Prospectuses dated May 1, 2026, as amended, for
New York Life Insurance and Annuity Corporation (“NYLIAC”)
Corporate Executive Series Variable Universal Life Insurance Policies
CorpExec VUL II-V (“CEVUL II-V”)
CorpExec VUL VI (“CEVUL VI”)
and
CorpExec VUL Plus (“CEVUL Plus”)
INVESTING IN
NYLIAC Corporate Sponsored Variable Universal Life Separate Account−I
This supplement amends the prospectuses, initial summary prospectus, and updating summary prospectuses (each a “Prospectus,” and together, the “Prospectuses”) for the variable universal life policies referenced above offered through the NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I. This supplement describes changes to the Portfolios available under such policies. You should read this information carefully and retain this supplement for future reference, together with the Prospectus for your policy. This supplement is not valid unless it is read in conjunction with the Prospectus for your policy. All capitalized terms used but not defined herein have the same meaning as those included in the Prospectuses.
Effective on October 1, 2026:
For CEVUL II-VI
The Current Expenses fee of “1.15%*” for the PIMCO VIT Global Bond Opportunities Portfolio (Unhedged) – Administrative Class listed in the “APPENDIX: ELIGIBLE PORTFOLIOS AVAILABLE UNDER THE POLICY” section of the Prospectuses is deleted and replaced with “1.10%*”.
The Current Expenses fee of “0.94%*” for the PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged) – Institutional Class listed in the “APPENDIX: ELIGIBLE PORTFOLIOS AVAILABLE UNDER THE POLICY” section of the Prospectuses is deleted and replaced with “0.84%*”.
For CEVUL Plus
The Current Expenses fee of “1.00%*” for the PIMCO VIT Global Bond Opportunities Portfolio (Unhedged) – Institutional Class listed in the “APPENDIX: ELIGIBLE PORTFOLIOS AVAILABLE UNDER THE POLICY” section of the Prospectuses is deleted and replaced with “0.95%*”.
The Current Expenses fee of “0.94%*” for the PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged) – Institutional Class listed in the “APPENDIX: ELIGIBLE PORTFOLIOS AVAILABLE UNDER THE POLICY” section of the Prospectuses is deleted and replaced with “0.84%*”.
The other sections of your Prospectuses remain unchanged.

New York Life Insurance and Annuity Corporation
(a Delaware Corporation)
51 Madison Avenue
New York, New York 10010